Equity (Details)	9 Months Ended	12 Months Ended	9 Months Ended		9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Series D Preferred Stock [Member]	Dec. 31, 2010 Series D Preferred Stock [Member]	Sep. 30, 2012 Series E Preferred Stock [Member]
Activity of Series D Redeemable Preferred stock
Preferred stock, beginning balance	3,641		3,641	1,645	0
Series D Preferred converted to common stock	(800)	(4,138)	(800)		0
Issuance of Series E Preferred stock	9,141		0		9,141
Preferred stock, ending balance	11,982	3,641	2,841	1,645	9,141